Pledged Assets and Collateral	12 Months Ended
Dec. 31, 2022
Transfers and Servicing [Abstract]
Pledged Assets and Collateral

Note 18: Pledged Assets and Collateral
Pledged Assets
Table 18.1 provides the carrying amount of on-balance sheet pledged assets as well as the fair value of other pledged collateral not recognized on our consolidated balance sheet, which we have received from third parties, have the right to repledge and have repledged. These amounts include assets pledged in transactions accounted for as secured borrowings, which are presented parenthetically on our consolidated balance sheet.

TRADING RELATED ACTIVITY Our trading businesses may pledge debt and equity securities in connection with securities sold under agreements to repurchase (repurchase agreements) and securities lending arrangements. The collateral that we pledge related to our trading activities may include our own collateral as well as collateral that we have received from third parties and have the right to repledge. All of the collateral we pledge related to trading activity is eligible to be repledged or sold by the secured party.

NON-TRADING RELATED ACTIVITY As part of our liquidity management strategy, we may pledge loans, debt securities, and other financial assets to secure trust and public deposits, borrowings and letters of credit from Federal Home Loan Banks (FHLBs) and the Board of Governors of the Federal Reserve System (FRB) and for other purposes as required or permitted by law or insurance statutory requirements. Substantially all of the non-trading activity pledged collateral is not eligible to be repledged or sold by the secured party.

VIE RELATED We pledge assets in connection with various types of transactions entered into with VIEs. These pledged assets can only be used to settle the liabilities of those entities.
We also have loans recorded on our consolidated balance sheet which represent certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 16 (Securitizations and Variable Interest Entities) for additional information on consolidated VIE assets.
Table 18.1: Pledged Assets

(in millions)	Dec 31, 2022	Dec 31, 2021
Related to trading activities:
Off-balance sheet repledged third-party owned debt and equity securities	$38,191	31,087
Trading debt securities and other	28,284	14,216
Equity securities	1,477	984
Total pledged assets related to trading activities	67,952	46,287
Related to non-trading activities:
Loans	344,000	288,698
Debt securities:
Available-for-sale	50,538	65,198
Held-to-maturity	17,477	13,843
Equity securities	141	1,600
Total pledged assets related to non-trading activities	412,156	369,339
Related to VIEs:
Consolidated VIE assets	5,064	4,781
Loans eligible for repurchase from GNMA securitizations	749	109
Total pledged assets related to VIEs	5,813	4,890
Total pledged assets	$485,921	420,516
Securities and Other Collateralized Financing Activities
We enter into resale and repurchase agreements and securities borrowing and lending agreements (collectively, “securities financing activities”) typically to finance trading positions (including securities and derivatives), acquire securities to cover short trading positions, accommodate customers’ financing needs, and settle other securities obligations. These activities are conducted through our broker-dealer subsidiaries and, to a lesser extent, through other bank entities. Our securities financing activities primarily involve high-quality, liquid securities such as U.S. Treasury securities and government agency securities and, to a lesser extent, less liquid securities, including equity securities, corporate bonds and asset-backed securities. We account for these transactions as collateralized financings in which we typically receive or pledge securities as collateral. We believe these financing transactions generally do not have material credit risk given the collateral provided and the related monitoring processes. We also enter into resale agreements involving collateral other than securities, such as loans, as part of our commercial lending business activities.

OFFSETTING OF SECURITIES AND OTHER COLLATERALIZED FINANCING ACTIVITIES Table 18.2 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). Where legally enforceable, these master netting arrangements give the ability, in the event of default by the counterparty, to liquidate securities held as collateral and to offset receivables and payables with the same counterparty. Collateralized financings, and those with a single counterparty, are presented net on our consolidated balance sheet, provided certain criteria are met that permit balance sheet netting. The majority of transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.
Collateral we pledged consists of non-cash instruments, such as securities or loans, and is not netted on our consolidated balance sheet against the related liability. Collateral we received includes securities or loans and is not recognized on our consolidated balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, U.S. GAAP requires disclosure in this table to limit the reported amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in Table 18.2, we also have balance sheet netting related to derivatives that is disclosed in Note 14 (Derivatives).
Table 18.2: Offsetting – Securities and Other Collateralized Financing Activities

(in millions)	Dec 31, 2022	Dec 31, 2021
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$114,729	103,140
Gross amounts offset in consolidated balance sheet (1)	(24,464)	(14,074)
Net amounts in consolidated balance sheet (2)	90,265	89,066
Collateral not recognized in consolidated balance sheet (3)	(89,592)	(88,330)
Net amount (4)	$673	736
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized	$55,054	35,043
Gross amounts offset in consolidated balance sheet (1)	(24,464)	(14,074)
Net amounts in consolidated balance sheet (5)	30,590	20,969
Collateral pledged but not netted in consolidated balance sheet (6)	(30,383)	(20,820)
Net amount (4)	$207	149
(1)Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset in our consolidated balance sheet.
(2)Includes $68.0 billion and $66.2 billion classified on our consolidated balance sheet in federal funds sold and securities purchased under resale agreements at December 31, 2022 and 2021, respectively. Also includes $22.3 billion and $22.9 billion classified on our consolidated balance sheet in loans at December 31, 2022 and 2021, respectively.
(3)Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized asset due from each counterparty. At December 31, 2022 and 2021, we have received total collateral with a fair value of $136.6 billion and $124.4 billion, respectively, all of which we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $59.1 billion and $28.8 billion at December 31, 2022 and 2021, respectively.
(4)Represents the amount of our exposure (assets) or obligation (liabilities) that is not collateralized and/or is not subject to an enforceable MRA or MSLA.
(5)Amount is classified in short-term borrowings on our consolidated balance sheet.
(6)Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized liability owed to each counterparty. At December 31, 2022 and 2021, we have pledged total collateral with a fair value of $56.3 billion and $35.9 billion, respectively, substantially all of which may be sold or repledged by the counterparty.
REPURCHASE AND SECURITIES LENDING AGREEMENTS Securities sold under repurchase agreements and securities lending arrangements are effectively short-term collateralized borrowings. In these transactions, we receive cash in exchange for transferring securities as collateral and recognize an obligation to reacquire the securities for cash at the transaction’s maturity. These types of transactions create risks, including (1) the counterparty may fail to return the securities at maturity, (2) the fair value of the securities transferred may decline below the amount of our obligation to reacquire the securities, and therefore create an obligation for us to pledge additional amounts, and (3) the counterparty may accelerate the maturity on demand, requiring us to reacquire the security prior to contractual maturity. We attempt to mitigate these risks in various ways. Our collateral primarily consists of highly liquid securities. In addition, we underwrite and monitor the financial strength of our counterparties, monitor the fair value of collateral pledged relative to contractually required repurchase amounts, and monitor that our collateral is properly returned through the clearing and settlement process in advance of our cash repayment. Table 18.3 provides the gross amounts recognized on our consolidated balance sheet (before the effects of offsetting) of our liabilities for repurchase and securities lending agreements disaggregated by underlying collateral type.
Table 18.3: Gross Obligations by Underlying Collateral Type

(in millions)	Dec 31, 2022	Dec 31, 2021
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$27,857	14,956
Securities of U.S. States and political subdivisions	83	1
Federal agency mortgage-backed securities	8,386	3,432
Non-agency mortgage-backed securities	682	809
Corporate debt securities	6,541	8,899
Asset-backed securities	1,529	358
Equity securities	711	919
Other	300	409
Total repurchases	46,089	29,783
Securities lending arrangements:
Securities of U.S. Treasury and federal agencies	278	33
Federal agency mortgage-backed securities	58	17
Corporate debt securities	206	80
Equity securities (1)	8,356	5,050
Other	67	80
Total securities lending	8,965	5,260
Total repurchases and securities lending	$55,054	35,043
(1)Equity securities are generally exchange traded and represent collateral received from third parties that has been repledged. We received the collateral through either margin lending agreements or contemporaneous securities borrowing transactions with other counterparties.
Table 18.4 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements.
Table 18.4: Contractual Maturities of Gross Obligations

(in millions)	Overnight/continuous	Up to 30 days	30-90 days	>90 days	Total gross obligation
December 31, 2022
Repurchase agreements	$36,251	734	2,884	6,220	46,089
Securities lending arrangements	8,965	—	—	—	8,965
Total repurchases and securities lending (1)	$45,216	734	2,884	6,220	55,054
December 31, 2021
Repurchase agreements	$16,452	3,570	4,276	5,485	29,783
Securities lending arrangements	4,810	—	—	450	5,260
Total repurchases and securities lending (1)	$21,262	3,570	4,276	5,935	35,043
(1)Securities lending is executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements have a term structure to them that technically matures at a point in time. The overnight/continuous repurchase agreements require election of both parties to roll the trade rather than the election to terminate the arrangement as in securities lending.